Note 19 - Segment Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
19.	SEGMENT INFORMATION

The Company does
not
identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete as set information. The Company does not
have inter-segment revenue, and, accordingly, there is
none
to be reported. The Company does
not
allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Net sales to unaffiliated customers by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2017	2016	2015

China	$51,962	$46,784	$45,854
Japan	3,148	2,535	3,759
Taiwan	2,305	3,009	2,274
Korea	1,435	2,257	879
Singapore	905	1,539	1,398
Other	450	437	677

	$60,205	$56,561	$54,841

For the years ended
December 31, 2017,
2016,
and
2015,
only
one
customer accounted for
10%
or more of net sales. The percentage of net sales to these customers was as follows:

	Years Ended December 31
	2017	2016	2015

Customer A	15%	8%	9%
Customer B	9%	10%	11%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2017	2016	2015

Taiwan	$6,145	$5,607	$5,813
U.S.A.	4,015	4,176	4,162
China	3,565	3,920	3,997
Other	30	33	39

	$13,755	$13,736	$14,011